Offerings - Offering: 1	Jan. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	164,574
Proposed Maximum Offering Price per Unit	1.815
Maximum Aggregate Offering Price	$ 298,701.81
Fee Rate	0.01381%
Amount of Registration Fee	$ 41.25
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Registrant's 2018 Equity Incentive Plan (As Amended and Restated Effective June 30, 2025) (the "Amended 2018 Plan") in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, antidilution provisions, or other similar transactions. The "Amount Registered" represents an automatic annual increase on January 1, 2026 to the number of shares of the Registrant's common stock reserved for issuance under the Amended 2018 Plan, which annual increase is provided for in the Amended 2018 Plan pursuant to the evergreen provision thereof. The "Proposed Maximum Offering Pricing Per Unit" and "Maximum Aggregate Offering Price" are estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The offering price per share and the aggregate offering price for shares reserved for future issuance under the Amended 2018 Plan are based on the average of the high and the low price of the Registrant's common stock as reported on the Nasdaq Capital Market on January 5, 2026, which date is within five business days prior to filing this Registration Statement. The Registrant does not have any fee offsets.